Investment Portfolio
(UNAUDITED) | 07.31.2020
CARILLON SCOUT INTERNATIONAL FUND
COMMON STOCKS - 91.7%	Shares	Value
Australia - 4.6%
BHP Group Ltd., Sponsored ADR(a)	195,957	$10,354,368
CSL Ltd.	37,997	7,390,509
Woodside Petroleum Ltd.	446,168	6,347,240
Canada - 3.1%
Enbridge, Inc.	168,772	5,400,704
Great-West Lifeco, Inc.	621,482	10,987,117
Denmark - 1.4%
Novo Nordisk A/S, Sponsored ADR	109,524	7,155,203
France - 10.5%
Air Liquide S.A.	49,451	8,133,736
AXA S.A.	546,064	10,956,093
BNP Paribas S.A.*	231,114	9,324,036
Dassault Systemes SE	26,067	4,746,645
Kering SA	13,820	7,831,625
L'Oreal S.A.	21,170	7,105,262
TOTAL S.A.	194,100	7,345,481
Germany - 10.3%
Allianz SE, Unsponsored ADR	473,917	9,767,429
BASF SE	111,616	6,157,434
Continental AG	71,677	6,923,931
Fresenius SE & Co. KGaA	155,846	7,775,758
Muenchener Rueckversicherungs-Gesellschaft AG	31,870	8,447,912
SAP SE, Sponsored ADR(a)	52,117	8,298,069
Siemens AG	55,120	7,024,295
Hong Kong - 2.0%
AAC Technologies Holdings, Inc.	1,310,992	10,335,819
Ireland - 2.7%
Kerry Group PLC, Class A	51,595	6,833,595
Ryanair Holdings PLC, Sponsored ADR*	95,897	7,192,275
Japan - 12.3%
Astellas Pharma, Inc.	432,792	6,750,675
FANUC Corp.	19,166	3,233,748
JGC Holdings Corp.	623,093	6,304,492
Komatsu Ltd.	336,094	6,603,210
Kubota Corp.	497,051	7,077,992
Nitto Denko Corp.	103,611	5,872,719
ORIX Corp.	647,423	7,001,957
Pan Pacific International Holdings Corp.	286,241	6,487,657
SYSMEX Corp.	60,171	4,626,947
Tokyo Electron Ltd.	38,857	10,752,404
Mexico - 3.7%
Grupo Financiero Banorte S.A.B. de C.V., Class O	3,429,156	12,282,095
Wal-Mart de Mexico S.A.B. de C.V., Sponsored ADR(a)	299,300	7,051,508
Norway - 1.9%
DNB ASA	642,375	9,866,461
Singapore - 2.4%
Singapore Telecommunications Ltd.	2,568,925	4,662,275
United Overseas Bank Ltd.	583,902	8,221,055
South Africa - 1.7%
MTN Group Ltd.	2,516,338	8,801,439
Spain - 1.4%
Banco Bilbao Vizcaya Argentaria S.A.	2,397,920	7,466,473
Sweden - 3.3%
Essity AB, Class B*	239,513	7,902,593
Sandvik AB*	505,371	9,444,644
Switzerland - 10.0%
ABB Ltd.	283,125	7,110,223
Adecco Group AG	179,120	8,464,113
Coca-Cola HBC AG	294,725	7,672,827
Givaudan S.A.	1,685	6,978,801
Nestle S.A., Sponsored ADR	71,042	8,372,300
Novartis AG, Sponsored ADR	83,393	6,849,901
Roche Holding AG	21,417	7,417,918
Taiwan - 3.0%
Largan Precision Co. Ltd.	65,500	8,546,998
MediaTek, Inc.	311,930	7,448,284
Turkey - 0.7%
Tupras Turkiye Petrol Rafinerileri AS*	289,616	3,432,105
United Kingdom - 11.9%
British American Tobacco PLC	196,267	6,486,312
Compass Group PLC	543,138	7,473,168
Diageo PLC, Sponsored ADR	50,680	7,462,123
Next PLC	122,728	8,662,405
Prudential PLC, Sponsored ADR(a)	365,332	10,598,281
Reckitt Benckiser Group PLC	79,156	7,936,963
Royal Dutch Shell PLC, Class B, Sponsored ADR	243,522	6,891,673
WPP PLC	938,043	6,956,822
United States - 4.8%
Aflac, Inc.	257,456	9,157,710
Credicorp Ltd.	60,923	7,747,578
Mettler-Toledo International, Inc.*	9,055	8,466,425
Total common stocks (cost $358,837,455)		482,377,810

PREFERRED STOCKS - 5.2%
Colombia - 1.9%
Bancolombia S.A., Sponsored ADR	352,900	9,852,968
Germany - 3.3%
Henkel AG & Co. KGaA, Sponsored ADR	351,604	8,643,481
Volkswagen AG*	61,372	8,983,474
Total preferred stocks (cost $20,466,144)		27,479,923

MONEY MARKET FUNDS - 3.6%
First American Government Obligations Fund - Class X, 0.08%#	19,104,557	19,104,557
Total money market funds (cost $19,104,557)		19,104,557
Total investment portfolio (cost $398,408,156) - 100.5%		528,962,290
Liabilities in excess of other assets - (0.5)%		(2,837,222)
Total net assets - 100.0%		$526,125,068

(a) All or a portion of this security was on loan as of the date of this report. The total market value of loaned securities was $18,520,600 or 3.5% of net assets as of the date of this report.
ADR—American Depositary Receipt
* Non-income producing security
# Annualized seven-day yield as of the date of this report. Investment made with cash collateral received for securities on loan.

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:
Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

The following is a summary of the inputs used to value the Fund's investments as the date of this report:
	Level 1	Level 2
Common stocks:
Australia	$10,354,368	$13,737,749
Canada	16,387,821	-
Denmark	7,155,203	-
France	-	55,442,878
Germany	18,065,498	36,329,330
Hong Kong	-	10,335,819
Ireland	7,192,275	6,833,595
Japan	-	64,711,801
Mexico	19,333,603	-
Norway	-	9,866,461
Singapore	-	12,883,330
South Africa	-	8,801,439
Spain	-	7,466,473
Sweden	-	17,347,237
Switzerland	15,222,201	37,643,882
Taiwan	-	15,995,282
Turkey	-	3,432,105
United Kingdom	24,952,077	37,515,670
United States	25,371,713	-
Preferred stocks:
Colombia	9,852,968	-
Germany	8,643,481	8,983,474
Money market funds	19,104,557	-
Total investment portfolio	$181,635,765	$347,326,525

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.